Schedule of Investments
July 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.05%
Argentina–0.45%
Globant S.A.(a)	13,229	$2,287,823
Brazil–9.58%
Arezzo Industria e Comercio S.A.	896,200	9,064,135
Lojas Americanas S.A., Preference Shares	3,639,868	23,793,407
Lojas Renner S.A.	941,000	7,419,335
Pagseguro Digital Ltd., Class A(a)	229,867	8,787,815
		49,064,692
China–32.67%
Agora, Inc., ADR(a)	231,282	10,070,018
Hansoh Pharmaceutical Group Co. Ltd.(a)(b)	1,562,000	6,758,840
HOSA International Ltd.(a)(c)	6,382,000	1
Huazhu Group Ltd., ADR	552,643	18,972,234
Innovent Biologics, Inc.(a)(b)	862,500	5,293,084
Kerry Logistics Network Ltd.	6,779,000	11,117,159
Kingdee International Software Group Co. Ltd.(a)	2,418,300	6,730,275
New Oriental Education & Technology Group, Inc., ADR(a)	40,064	5,616,973
OneConnect Financial Technology Co. Ltd., ADR(a)	375,149	8,973,564
Silergy Corp.	166,000	9,962,125
SITC International Holdings Co. Ltd.	9,487,000	9,457,956
Sunny Optical Technology Group Co. Ltd.	427,000	7,965,891
TAL Education Group, ADR(a)	16,854	1,317,477
Tencent Music Entertainment Group, ADR(a)	817,077	13,187,623
Venus MedTech Hangzhou, Inc., H Shares(a)(b)	685,155	6,534,268
Wuxi Biologics Cayman, Inc.(a)(b)	243,000	5,011,374
Yum China Holdings, Inc.	569,999	29,206,749
Zhongsheng Group Holdings Ltd.	1,796,789	11,115,824
		167,291,435
Colombia–1.01%
Banco Davivienda S.A., Preference Shares	696,211	5,147,448
Egypt–2.86%
Cairo Investment & Real Estate Development Co. SAE	3,793,126	3,088,587
Commercial International Bank Egypt S.A.E.	2,065,975	8,139,356
Eastern Co. S.A.E.	4,656,854	3,437,966
		14,665,909
Greece–1.72%
JUMBO S.A.	450,865	8,811,565
Hong Kong–0.58%
Hongkong & Shanghai Hotels Ltd. (The)	3,642,500	2,985,438
India–10.12%
Bandhan Bank Ltd.(a)(b)	1,728,588	8,006,548
Shares		Value
India–(continued)
CRISIL Ltd.	239,365	$5,365,815
Havells India Ltd.	392,204	3,061,804
ICICI Lombard General Insurance Co. Ltd.(b)	182,140	3,177,899
Oberoi Realty Ltd.	2,013,377	9,436,344
United Spirits Ltd.(a)	843,993	6,566,577
Voltas Ltd.	1,421,173	11,383,331
Zee Entertainment Enterprises Ltd.	2,584,281	4,825,527
		51,823,845
Indonesia–6.61%
PT Ace Hardware Indonesia Tbk(a)	121,117,300	14,515,307
PT Semen Indonesia (Persero) Tbk	15,494,800	9,750,091
PT Unilever Indonesia Tbk	16,597,600	9,574,734
		33,840,132
Mexico–4.28%
Alsea S.A.B. de C.V.(a)	10,577,970	10,295,162
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B(a)	448,065	4,453,470
Regional S.A.B. de C.V.(a)	2,758,995	7,140,783
		21,889,415
Nigeria–0.45%
Guaranty Trust Bank PLC	39,915,030	2,324,984
Peru–1.57%
Credicorp Ltd.	63,268	8,045,792
Philippines–6.02%
Ayala Corp.	422,390	6,256,423
Ayala Land, Inc.	13,549,000	9,202,843
Philippine Seven Corp.	362,882	923,571
San Miguel Food and Beverage, Inc.	6,095,750	8,012,583
SM Prime Holdings, Inc.	10,514,900	6,436,386
		30,831,806
Russia–10.70%
Polyus PJSC, GDR(b)	68,021	7,788,404
TCS Group Holding PLC(b)	94,578	2,389,802
TCS Group Holding PLC, GDR(b)	427,885	10,761,308
Yandex N.V., Class A(a)	588,611	33,868,677
		54,808,191
South Korea–2.76%
Samsung Biologics Co. Ltd.(a)(b)	22,939	14,128,306
Taiwan–4.64%
Largan Precision Co. Ltd.	51,000	6,594,194
Largan Precision Co. Ltd.	2,000	261,141
President Chain Store Corp.	709,000	6,758,435
Voltronic Power Technology Corp.	335,778	10,153,022
		23,766,792
Thailand–0.31%
Airports of Thailand PCL, Foreign Shares	960,900	1,592,141
Turkey–1.72%
BIM Birlesik Magazalar A.S.	350,918	3,600,866

See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Emerging Markets Innovators Fund

Shares		Value
Turkey–(continued)
Turkiye Garanti Bankasi A.S.(a)	5,156,577	$5,186,031
		8,786,897
United Arab Emirates–0.00%
NMC Health PLC(a)(c)	239,387	3
Total Common Stocks & Other Equity Interests (Cost $428,024,818)		502,092,614
Money Market Funds–1.10%
Invesco Government & Agency Portfolio, Institutional Class, 0.07%(d)(e) (Cost $5,618,775)	5,618,775	5,618,775
TOTAL INVESTMENTS IN SECURITIES—99.15% (Cost $433,643,593)		507,711,389
OTHER ASSETS LESS LIABILITIES–0.85%		4,336,837
NET ASSETS–100.00%		$512,048,226
Investment Abbreviations:
ADR	– American Depositary Receipt
GDR	– Global Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2020 was $69,849,833, which represented 13.64% of the Fund’s Net Assets.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$38,085,651	$281,634,208	$(314,101,084)	$-	$-	$5,618,775	$189,958

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Emerging Markets Innovators Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Argentina	$2,287,823	$—	$—	$2,287,823
Brazil	49,064,692	—	—	49,064,692
China	87,344,638	79,946,796	1	167,291,435
Colombia	5,147,448	—	—	5,147,448
Egypt	3,437,966	11,227,943	—	14,665,909
Greece	—	8,811,565	—	8,811,565
Hong Kong	—	2,985,438	—	2,985,438
India	—	51,823,845	—	51,823,845
Indonesia	—	33,840,132	—	33,840,132
Mexico	21,889,415	—	—	21,889,415
Nigeria	—	2,324,984	—	2,324,984
Peru	8,045,792	—	—	8,045,792
Philippines	—	30,831,806	—	30,831,806
Russia	52,418,389	2,389,802	—	54,808,191
South Korea	—	14,128,306	—	14,128,306
Taiwan	261,141	23,505,651	—	23,766,792
Thailand	—	1,592,141	—	1,592,141
Turkey	—	8,786,897	—	8,786,897
United Arab Emirates	—	—	3	3
Money Market Funds	5,618,775	—	—	5,618,775
Total Investments	$235,516,079	$272,195,306	$4	$507,711,389
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
NOTE 3—Significant Event
Effective on or about September 30, 2020, the name of the Fund and all references thereto will change from Invesco Oppenheimer Emerging Markets Innovators Fund to Invesco Emerging Markets Innovators Fund.
Invesco Oppenheimer Emerging Markets Innovators Fund